EQUITY (Details Textuals 2)	12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Options USD ($)	Jan. 13, 2014 Options Officers USD ($)	Dec. 31, 2014 Options Officers USD ($)	Dec. 31, 2014 2003 Plan Options EUR (€)	May 31, 2014 2003 Plan Options Employees and Service providers	Dec. 31, 2014 2003 Plan Options Employees and Service providers	Dec. 31, 2014 2014 Plan Options EUR (€)	Dec. 31, 2014 2014 Plan RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock option granted							18.00%	11.00%
Number of shares available under 2003 and 2014 Plan	38,619,123
Vesting period (in years)				2 years		4 years 6 months			4 years 6 months	3 years
Options expiration period						7 years			7 years
Exercise price of option (in dollars per share)			$ 2.73	$ 6.98		€ 0.01			€ 0.01
Fair value of option pricing model			Black-Scholes option pricing model
Unrecognized compensation expense	$ 36,900,000
Recognition period of unrecognized compensation expense (in years)	2 years 7 days
Compensation expense upon plan modification		823,000
Ordinary shares vested and exercisable					4,950,000
Number of persons				2	2
Number of shares granted					3,375,000
Compensation expense acceleration cost					$ 6,600,000